Basic and Diluted Net Loss Per Share (Details) - Schedule of antidilutive securities excluded from net loss per share - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share	27,234,182	25,349,049	22,995,444
Convertible preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share		13,739,186	13,739,186
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share	8,237,794	6,046,769	4,724,414
RSU [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share	924,867	1,031,250
Warrant to Preferred A shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share		3,880,777	3,880,777
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of net loss per share	18,071,521	651,067	651,067